Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
8.  Subsequent Events

On April 25, 2014, the Company entered into a Securities Purchase Agreement (“Purchase Agreement”) providing for the sale on a private placement basis (the “Offering”) of shares of the Company’s common stock at $0.55 per share and the issuance of warrants to purchase 50% of the total number of shares purchased by the investors in the Offering. Pursuant to the Purchase Agreement, the Company sold a total of $7,000 of its shares of common stock (or an aggregate of 12,727,272 shares) in the Offering to several accredited investors (the “Investors”), including Ironbound and Robert Regular, the Company’s chief executive officer. In connection with the Offering, the Company issued warrants to purchase an aggregate of 6,363,636 shares of the Company’s common stock.  The warrants are exercisable at a price of $0.825 per share and expire on April 30, 2019.

The Company consummated the sale of these securities on April 29, 2014.  The Company received proceeds from the Offering of approximately $6.6 million, including the cancellation of a $1 million promissory note held by Ironbound that was used to make its purchase in the Offering, net of approximately $400 of commissions and expenses.  The Company intends to use the proceeds from the offering for general working capital purposes.

In addition, pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors. Pursuant to the Registration Rights Agreement, the Company has agreed to register the shares sold pursuant to the Purchase Agreement, including the shares underlying the warrants sold pursuant thereto, for resale by the Investors. The Company has committed to file the registration statement by May 29, 2014 and to cause the registration statement to become effective by July 28, 2014 (or, in the event of a “full review” by the Securities and Exchange Commission, August 27, 2014). However, if the Company is notified by the Securities and Exchange Commission that the registration statement will not be reviewed or is no longer subject to further review and comments, the Company will cause the registration statement to become effective on the fifth trading day following such notice. The Registration Rights Agreement provides for liquidated damages upon the occurrence of certain events, including failure by the Company to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription amount paid by an Investor for the shares affected by the event that are still held by the Investor upon the occurrence of the event, and monthly thereafter, up to a maximum of 10.0%.

At the closing of the Offering, each of Jonathan J. Ledecky, Robert Regular and Joshua Silberstein, the Company’s president, entered into a lock-up agreement (a “Lock-Up Agreement”) with the Company, pursuant to which each such person agreed not to sell or otherwise dispose of, or enter into any arrangement that transfers the economic consequences of ownership of, any shares of Company common stock until January 29, 2015, subject to certain exceptions.

On May 8, 2014, the Board approved to grant Ironbound an option to purchase an aggregate of 750,000 shares of the Corporation’s common stock, immediately exercisable at a price per share equal to the closing stock price on the date of grant for a period of five years together with such other terms as are set forth in the Corporation form of non-plan stock option agreement.  The Board also approved the granting of options pursuant to the Corporation’s 2012 Long Term Incentive Equity Plan for various employees and a contractor in the aggregate of 670,000 shares of the Corporation’s common stock.

15. Subsequent Events

On March 26, 2014, Ironbound loaned the Company an aggregate of $1,000 and issued Ironbound a promissory note (the “Note”) reflecting the loan.  The principal balance, together with interest, is due on the earlier of (a) April 25, 2014 and (b) the consummation by the Company of a private placement of its equity or debt securities or any other financing raising gross proceeds of at least $1,000 (either date being the “Maturity Date”).  However, the Note may be prepaid at any time without penalty or premium, except the payment of then-accrued interest.  Upon occurrence of an event of default by reason of failure to timely pay amounts owed under the Note, Ironbound may (i) by written notice, declare the unpaid principal balance, together with interest, immediately due and payable or (ii) appoint a number of members of the Board of Directors of the Company to constitute a majority of the Board to serve until all amounts due under the Note are paid.  Upon occurrence of an event of default by reason of certain insolvency events, the entire unpaid balance, together with interest, automatically and immediately becomes due and payable.  Interest accrues on the unpaid balance at an annual rate equal to LIBOR as published in the Wall Street Journal plus 1% per annum until the principal amount due under the Note has been paid in full.  In the event the Note is not paid by or on the Maturity Date, or such earlier date upon acceleration of repayment, the interest rate increases to 13% per annum from the date on which payment was due.